Loss per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	For the Year Ended December 31,
	2016	2017	2018
	US$	US$	US$
	(in thousands, except per share data)
Net loss:	(33,366)	(36,649)	(66,529)
Accretion on Series A preferred shares redemption value	(288)	(96)	—
Accretion on Series B preferred shares redemption value	(1,621)	(540)	—
Accretion on Series C preferred shares redemption value	(4,468)	(2,232)	—
Deemed dividend to Series C convertible redeemable preferred shares at modification of Series C convertible redeemable preferred shares	(635)	—	—
Deemed dividend to Series C convertible redeemable preferred shares upon Initial Public Offering	—	(82,034)	—
Net loss attributable to ordinary shareholders	(40,378)	(121,551)	(66,529)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(40,378)	(121,551)	(66,529)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	16,437,946	49,054,201	65,199,459
Loss per share attributable to ordinary shareholders
—basic and diluted	(2.46)	(2.48)	(1.02)